CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (115,637,415)	$ 34,914,112	$ 69,147,733
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Long-lived asset impairment	42,754,481	38,512,376
Share-based compensation	2,249,834	2,206,025	1,614,756
Inventory write-down	14,821,620	14,252,701
Allowance for doubtful accounts	359,733	1,202,940
Depreciation of property, plant and equipment	37,371,791	35,479,645	30,751,063
Gain on disposition of Nanjing Daqo	(1,099,299)
Changes in operating assets and liabilities:
Accounts receivable	(10,295,169)	(5,985,616)	3,325,442
Notes receivable	(2,633,764)	(1,868,419)	(1,794,987)
Prepaid expenses and other assets	(15,042,913)	(5,723,463)	(8,449)
Advances to suppliers	2,098,761	2,279,347	(671,770)
Inventories	(6,745,803)	(26,579,763)	(6,522,274)
Amount due from related parties	8,418,601	(7,390,878)
Prepaid land use rights	(841,195)	(26,718,866)	(7,062,425)
Other non-current assets	4,645,277	(7,197,546)	(159,035)
Accounts payable	3,249,172	5,716,493	808,014
Notes payable	16,776,966	4,557,116
Accrued expenses and other current liabilities	(150,005)	(10,947,970)	9,579,818
Accrued warranty cost		297,244	139,839
Income tax payable	(8,052,589)	1,431,902	12,699,027
Advances from customers	(8,794,585)	(8,967,939)	13,996,287
Amount due to related party	14,047,531	1,993,223
Deferred government subsidies	618,958	25,127,831
Deferred tax assets	11,572,778	(21,732,585)	(219,489)
Net cash provided by (used in) operating activities	(10,307,234)	44,857,910	125,623,550
Investing activities:
Purchases of property, plant and equipment	(105,659,395)	(252,704,147)	(57,660,462)
Increase/(decrease) in restricted cash	80,435	(11,536,224)	8,745,616
Prepayment to related party for purchase of equipment			(903,616)
Interest free loan to related parities		(9,898,458)
Proceeds from disposition of Nanjing Daqo	2,656,490
Net cash used in investing activities	(102,922,470)	(274,138,829)	(49,818,462)
Financing activities:
Cash received from related parties	1,645,923	75,294,720
Cash paid to related parties		(75,294,720)
Proceeds from bank borrowings	128,047,530	186,558,358	10,602,340
Proceeds from other borrowings	1,524,560		3,775,948
Repayment of bank borrowings	(103,573,459)	(71,079,431)	(40,271,995)
Repayment of other borrowings		(2,697,397)	(8,265,966)
Advance from related party			178,874
Cash proceeds from issuance of ordinary share, net off commission			81,282,000
Issuance cost for ordinary shares			(1,744,952)
Purchase and retirement of treasury shares	(500,724)
Net cash provided by financing activities	27,143,830	112,781,530	45,556,249
Effect of exchange rate changes	67,800	5,560,689	860,025
Net increase (decrease) in cash and cash equivalents	(86,018,074)	(110,938,700)	122,221,362
Cash and cash equivalents at the beginning of the year	92,697,098	203,635,798	81,414,436
Cash and cash equivalents at the end of the year	6,679,024	92,697,098	203,635,798
Supplemental disclosure of cash flow information:
Interest paid	15,555,495	10,991,064	5,240,147
Income taxes paid	8,052,589	18,861,460	625,130
Disposition of Nanjing Daqo:
Total consideration	9,888,742
Less: amount due from Daqo Group	(5,110,085)
Total cash consideration received	4,778,657
Less: cash and cash equivalents disposed	(2,122,167)
Net cash inflow on the disposition	2,656,490
Supplemental schedule of non-cash investing activities:
Balance netting-off agreements with different subsidiaries of Daqo Group		11,729,514
Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares			58,902,740
Payable [Member]
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	46,594,935	41,302,426	16,701,144
Related Parties [Member]
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	$ 5,678,393	$ 822,840